Borrowings - Summary of Assets Pledges as Collateral (Detail) ₩ in Millions	Dec. 31, 2025 KRW (₩)
Disclosure Of Assets Pledged As Collateral [line items]
Pledged amount	₩ 5,754,850
Book value [member]
Disclosure Of Assets Pledged As Collateral [line items]
Assets	5,442,535
Property, plant and equipment including investment property [member] | Korean Development Bank and others [member]
Disclosure Of Assets Pledged As Collateral [line items]
Pledged amount	5,318,147
Property, plant and equipment including investment property [member] | Book value [member] | Korean Development Bank and others [member]
Disclosure Of Assets Pledged As Collateral [line items]
Assets	5,005,832
Trade accounts and notes receivables, net [member] | Korean Development Bank and others [member]
Disclosure Of Assets Pledged As Collateral [line items]
Pledged amount	136,758
Trade accounts and notes receivables, net [member] | Book value [member] | Korean Development Bank and others [member]
Disclosure Of Assets Pledged As Collateral [line items]
Assets	136,758
Financial Instruments [member] | Korean Development Bank and others [member]
Disclosure Of Assets Pledged As Collateral [line items]
Pledged amount	27,314
Financial Instruments [member] | Book value [member] | Korean Development Bank and others [member]
Disclosure Of Assets Pledged As Collateral [line items]
Assets	27,314
Cash equivalents [member] | Shinhan Bank [member]
Disclosure Of Assets Pledged As Collateral [line items]
Pledged amount	272,631
Cash equivalents [member] | Book value [member] | Shinhan Bank [member]
Disclosure Of Assets Pledged As Collateral [line items]
Assets	₩ 272,631